Leases and Other Commitments (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Capital Leased Assets, Number of Units	38
Description of Lessee Leasing Arrangements, Capital Leases	20
Capital Lease Obligations, Current	$ 1,100		$ 1,000
Lease financing obligations	53,190		53,232
Deferred Gain on Sale of Property	2,200
Capital Leases, Future Minimum Payments, Annual, Due in Next Five Years	5,200
Operating Leases, Rent Expense, Net	17,700	$ 15,900
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Remaining 2016	3,859
2017	5,060
2018	5,084
2019	5,195
2020	5,386
2021 and thereafter	70,941
Total minimum lease payments	95,525
Less amount that represents interest	43,476		$ 44,100
Present value of net minimum capital lease payments	52,049
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Remaining 2016	43,908
2017	52,828
2018	49,495
2019	44,407
2020	40,218
2021 and thereafter	340,046
Operating Leases, Future Minimum Payments Due	$ 570,902
El Paso Office Building [Member]
Other Commitments [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	10
Office Building, Tempe [Member]
Other Commitments [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	11
Sulfuric Acid Regeneration Units [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due	$ 15,700
Minimum [Member]
Other Commitments [Line Items]
Discount Rate, Capital Leases	3.24%
Maximum [Member]
Other Commitments [Line Items]
Discount Rate, Capital Leases	10.51%